Inventories	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventories
(13)	Inventories-
Inventories as of December 31, 2025, 2024 and 2023 are comprised as follows:

	2025	2024	2023
Spare parts and accessories (1)	$168,302	137,212	109,964
Miscellaneous supplies	15,048	12,599	12,039

	183,350	149,811	122,003
Impairment	(8,996)	(10,090)	(13,545)

	$174,354	139,721	108,458

In 2025, inventories of $65,155 (2024: $57,624 and 2023: $47,070) were recognized as an expense during the year which was included in different operating expenses lines.
The inventories are presented to net realizable value. Total write downs in 2025, 2024 and 2023 were of $4,427, $5,411 and $6,498, respectively.

(1)	During 2025, 2024 and 2023 these inventories were guaranteeing a fuel supply contract used in Mexico.